NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED FEBRUARY 8, 2024

TO THE SUMMARY PROSPECTUS DATED APRIL 28, 2023

Jay L. Rosenberg has announced that he will retire from Nuveen on July 1, 2024. He will continue to serve as a portfolio manager of Nuveen Real Estate Securities Fund until March 31, 2024. There are no other changes to the Fund’s portfolio management team and there are no changes to the Fund’s investment objective, principal investment strategies or principal risks.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-FRE-0224P